Geographic Information (Details) - Schedule of revenues by country based - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 382,903	$ 325,674	$ 289,707
North America [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[1]	187,258	163,565	136,477
Europe [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[2]	172,660	133,851	128,513
Rest of the world [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 22,985	$ 28,258	$ 24,717

[1]	Revenues from North America consist primarily of revenues from the United States, except for $649, $476 and $571 of revenues derived from Canada during the years ended December 31, 2018, 2019 and 2020, respectively.
[2]	Revenues from Europe include UK, Israel and other European countries. Revenues from the United Kingdom (UK) amounted to $38,815, $41,051 and $40,828 during the years ended December 31, 2018, 2019 and 2020, respectively.